RECENT IFRS PRONOUNCEMENTS ISSUED BUT NOT YET EFFECTIVE	12 Months Ended
Dec. 31, 2025
Disclosure of recent Ifrs pronouncements issued but not yet effective [Abstract]
RECENT IFRS PRONOUNCEMENTS ISSUED BUT NOT YET EFFECTIVE [Text Block]

3. RECENT IFRS PRONOUNCEMENTS ISSUED BUT NOT YET EFFECTIVE

Amendments to IFRS 9, Financial instruments, and IFRS 7, Financial instruments: Disclosures

In May 2024, the International Accounting Standards Board issued Amendments to the Classification and Measurement of Financial Instruments (amendments to IFRS 9 and IFRS 7). The amendments clarify the requirements for the recognition and derecognition of financial assets and financial liabilities, including introducing an accounting policy option for the derecognition of financial liabilities settled through an electronic payment system before the settlement date.

The amendments also provide additional guidance on assessing the contractual cash flow characteristics of financial assets, including those with contingent or ESG-linked features, and enhance disclosure requirements for financial instruments with contingent features and for equity instruments designated at fair value through other comprehensive income.

The amendments are effective for annual reporting periods beginning on or after January 1, 2026, with early adoption permitted. The Company is currently evaluating the impact of these amendments on its financial statements.

IFRS 18, Presentation and disclosure in financial statements

In April 2024, the International Accounting Standards Board issued IFRS 18, Presentation and Disclosure in Financial Statements, which replaces IAS 1, Presentation of Financial Statements. IFRS 18 introduces new presentation requirements for the statement of profit or loss, including the use of three defined categories, operating, investing, and financing, and the inclusion of specified subtotals. The standard also requires entities to provide additional disclosures for management-defined performance measures, as well as enhanced guidance on the aggregation and disaggregation principles that apply to both the primary financial statements and the notes. IFRS 18 does not change the recognition or measurement of items in the financial statements, nor the classification or presentation of items within other comprehensive income.

IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027, including interim periods, with retrospective application required. Early application is permitted. The Company is currently assessing the impact of this new standard on its future financial statements.